Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2014
Business Combinations, Discontinued Operations and Disposal Groups [Abstract]
Acquisitions and Dispositions
Acquisitions and Dispositions

2014 Acquisitions

In August 2014, the Company acquired Gyft, Inc., a leading digital platform that enables consumers to buy, send, manage, and redeem gift cards using mobile devices. The final purchase consideration will vary based on contingent consideration which will be determined based on sales for the next three years. The acquisition is reported as part of the Network & Security Solutions segment. Refer to note 9 "Commitments and Contingencies" of these consolidated financial statements for additional information regarding the liability for contingent consideration.

2014 Dispositions

On May 29, 2014, the Company completed the sale of its 30% minority interest in a transportation payments business, Electronic Funds Source LLC (EFS), which was reported as part of the Network & Security Solutions segment. The Company recognized a gain on sale of $98 million recorded in “Other income (expense)” in the consolidated statements of operations, comprised of $264 million in cash reduced by its investment and associated deal costs of $166 million, and recorded an income tax provision of $7 million as a result of the final settlement of the sale.

2013 Acquisitions

In October 2013, the Company acquired Perka Inc., a provider of a mobile marketing and consumer loyalty solution. The acquisition is reported as part of the Global Business Solutions segment. Refer to note 9 "Commitments and Contingencies" of these consolidated financial statements for additional information regarding the liability for contingent consideration.

2012 Acquisitions

In April 2012, the Company acquired the remaining 30% noncontrolling interest in Omnipay, which was paid for in approximately two equal installments during April 2012 and April 2013. The acquisition is reported as part of the Global Business Solutions segment.

In December 2012, the Company acquired 100% of Clover Network, Inc., a provider of payment network services for total consideration of $54 million, net of cash acquired. The transaction consisted of net cash consideration of $34 million as well as a series of contingent payments based on the achievement of specified sales targets. These contingent payments are classified as purchase consideration if made to outside investors and compensation if made to current and future employees. As part of the purchase price, the Company recorded a $20 million liability for the contingent consideration due to outside investors based upon the net present value of the Company’s estimate of the future payments. The acquisition is reported as part of the Global Business Solutions segment. Refer to note 9 "Commitments and Contingencies" of these consolidated financial statements for additional information regarding the liability for contingent consideration.